Commitment and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

24. COMMITMENTS AND CONTINGENCIES

Lease commitments

Future minimum payments under lease commitments as of December 31, 2018 were as follows:

RMB
2019	16,333
2020	6,648
2021 and after	3,171
26,152

Capital commitments

As of December 31, 2017, the group had a future minimum capital commitment for the purchase a building which amounted to RMB423,441. During the year ended December 31, 2018, the agreement was cancelled.  Subsequent to December 31, 2018, the Group entered into a five-year rental agreement for the use of this building.